Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses
Prepaid energy services(b)	$ 24,806	$ 25,692
Prepaid insurance	15,588	15,794
Deferred costs of works for taxes	2,934	4,855
Other prepaid expenses	986	4,174
Prepaid expenses	44,314	50,515
Classification by maturity:
Current portion	20,394	25,709
Non-current portion	23,920	24,806
Prepaid expenses	$ 44,314	$ 50,515